Financial instruments (Detail 6) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	R$ 2,836,274	R$ 1,207,631
Current loans operations portfolio	2,008,436	891,718
Non-Current loans operations portfolio	438,380	171,401
Working Capital Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,540,670	1,093,475
Credit Card Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	295,604	114,156
Loans Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans Operations	2,836,274	1,207,631
Allowance for expected credit losses, Credit portfolio	(389,682)	(144,512)
Fair value adjustment - portfolio hedge	224	0
Credit adjustments on loans operations	(389,458)	(144,512)
Net Loans Operations	2,446,816	1,063,119
Current loans operations portfolio	2,008,436	891,718
Non-Current loans operations portfolio	R$ 438,380	R$ 171,401